Consolidated Balance Sheets Unaudited (Parenthetical) - USD ($)	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Net of accumulated depreciation	$ 135,406	$ 122,469	$ 88,823
Net of debt discount	$ 3,339,672	$ 2,131,034	$ 309,317
Common stock, par value (in dollars per share)	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	1,500,362	341,023	142,716
Common stock, shares outstanding	1,500,362	341,023	142,716
Series D Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	870	870	870
Preferred stock, shares issued	870	870	870
Preferred stock, shares outstanding	870	870	870
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	330,000	330,000	330,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000	20,000
Preferred stock, shares issued	20,000	20,000	20,000
Preferred stock, shares outstanding	20,000	20,000	20,000
Series C Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	7,250	7,250	7,250
Preferred stock, shares issued	0	7,250	7,250
Preferred stock, shares outstanding	0	7,250	7,250